CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 12,303	$ 16,268	$ 26,411
Adjustments to reconcile net income to net cash generated from operating activities:
Stock-based compensation	2,306	2,111	2,015
Depreciation of property, plant and equipment	3,069	2,792	2,533
Amortization of other intangible assets	3,230	1,998	1,116
Provision of inventories	15	261	78
Change in allowance for doubtful accounts	199	516	(83)
Losses on disposition of property, plant and equipment	21	93	24
Loss from equity method investment	172	153	91
Impairment loss from long-term investments	2,835	679
Change in fair value in connection with business combination	(84)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(1,921)	(581)	230
(Increase) in inventories	(1,769)	(154)	(203)
(Increase) in prepayments and other assets	(2,710)	(4,429)	(843)
(Increase) decrease in deferred tax assets	(3,050)	25	(108)
(Increase) decrease in deferred cost	(458)	400	(10)
(Increase) in other non-current assets	(1,328)	(1,319)	(1,240)
Increase in accrued expenses and other liabilities	357	4,822	3,792
Increase in income tax payable	582	679	871
Increase in deferred revenue	23,243	13,765	8,173
(Decrease) increase in refundable fees	13,444	205	(4,224)
Increase (decrease) in deferred tax liabilities	(369)	(749)	459
(Increase) decrease in amount due from a related party	7	196	(113)
Net cash generated from operating activities	50,094	37,731	38,969
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of businesses, net of cash acquired	(15,488)		(29,695)
Maturity of term deposits			4,593
Maturity of short-term investments	28,211	70,532
Purchase of short-term investments	(21,905)	(74,420)	(1,305)
Acquisition of property, plant and equipment	(15,462)	(2,054)	(2,605)
Proceeds from disposition of property, plant and equipment	49		1
Acquisition of other intangible assets	(736)	(271)	(163)
Payment of deposit for the acquisition of non-current assets	(8,359)	(457)	(1,167)
Payment for deposit for the purchase of investments		(1,688)	(459)
Purchase of equity method investment	(2,600)		(1,914)
Purchase of cost method investments	(18,136)	(33,710)	(651)
Purchase of available-for-sale investments	(1,071)	(3,400)	(658)
Net cash used in investing activities	(55,497)	(45,468)	(34,023)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution from noncontrolling interests	89	12,236	4,859
Loan repayment	(22,190)	(15,550)
Bank borrowings	35,300	49,415
Short-term loan acquired from a related party		7,340
Repayment of short-term loan to a related party	(1,677)	(5,506)
Repurchase of ordinary shares			(36,760)
Proceeds from share options exercised by employees	1,489		1,659
Loan to optionees in connection with exercise of options	(1,557)		(1,663)
Repayment of loan to optionees in connection with exercise of options	193	199	177
Dividends paid to shareholders	(14,949)	(14,839)	(31,138)
Net cash (used in) generated from financing activities	(3,302)	33,295	(62,866)
Exchange rate effect on cash and cash equivalents and restricted cash	(4,114)	599	(7,067)
Net (decrease) increase in cash and cash equivalents and restricted cash	(12,819)	26,157	(64,987)
Cash and cash equivalents and restricted cash at beginning of the year	95,381	69,224	134,211
Cash and cash equivalents and restricted cash at end of the year	82,562	95,381	69,224
Supplemental schedule of cash flow information
Income tax paid	(5,942)	(4,703)	(5,245)
Supplemental schedule of non-cash activities
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	474	924	117
Income tax reversal	$ 299	$ 437	$ 369